Note 7 - Convertible Debt	9 Months Ended
Sep. 30, 2013
Notes
Note 7 - Convertible Debt

NOTE 7 – CONVERTIBLE DEBT

a.             On April 17, 2013, the Company borrowed $100,000 through the issuance of a convertible note. Under the terms of the note, the loan is assessed interest at a rate of 12% per annum and matures on April 17, 2014. The outstanding balance including principal and accrued interest is convertible in the Company’s common shares at a conversion price equal to the lessor of a) $0.20 per share; or b) 80% of the 30-day weighted average trading price of the Company’s common stock. As additional consideration, the lender was granted 5% of the Company’s net profits from its investment in CSI Imports & Export up to $50,000. The Company may prepay any portion owed with the payments first being applied to accrued interest and then to the net profit up to $50,000.

The Company accounted for the financing under ASC Topic 470-20 “Debt with Conversion and Other Options.”  The proceeds of the financing are required to be bifurcated between the fair value of the 5% net profit participating interest and the fair value of the convertible note using a relative fair value approach based upon the total amount of the $100,000 debt. The fair value of the net profit participating interest amounted to $22,471, which was classified to paid-in capital with an offset to discount. As the outstanding balance of the note is convertible into a number of variable common shares, the conversion feature accounted for under ASC Topic 815-15 “Embedded Derivative”.  The derivative component of the obligation was initially valued at $26,887 and classified under derivative liabilities with an offset to discounts on convertible debt. The total discount is being amortized to interest expense over the one-year term of the loan. In determining the indicated values, the Company used the Black Scholes Option Model with a risk-free interest rate of 0.13%, volatility of 200%, a trading price of $0.17 per share and conversion price to $0.2085 per share.

Interest accrued on the above convertible debt and charged to interest expense for the three and nine months ended September 30, 2013 was $3,025 and $5,427, respectively. Amortization of the discount for the three months and nine month ended September 30, 2013 totaled $12,518 and $22,894, respectively, that was charged to interest expense. The balance of the convertible note at September 30, 2013, including accrued interest, net of the discount was $78,994.

b.             The Company entered into an agreement with an unrelated third party to borrow up to a maximum of $315,000. On June 19, 2013 (the effective date of the agreement), the Company received the initial advance $65,000. The Company received an additional advance of $25,000 on September 26, 2013. Further advances are solely at the discretion of the lender. In consideration for the funds borrowed, the Company is assessed a loan fee equal to 10% of the funds advanced and a closing and due diligence fee equal to 8% of the amount advanced. The outstanding balance including principal, accrued interest, and fees are convertible in the Company’s common shares at a conversion price equal to the lessor of a) $0.05 per share; or b) 60% of the lowest trade price in the 25 trading days prior to conversion. There is no interest charged for the first ninety days. However If the amounts due under this obligation is not fully paid with the ninety days, the total amount outstanding including accrued interest and fees will be assessed a one-time interest charge  of 12%. The Company accrued interest during the three months ended September 30, 2013 of $9,204, which was charged to operations.

The Company accounted for the financing under ASC Topic 470-20 “Debt with Conversion and Other Options.” The proceeds of the financing are required to be bifurcated based upon the fair value of the convertible note using a relative fair value approach based upon the total amount of the $106,200 debt ($90,000 advances plus fees totaling $16,200). As the outstanding balance of the note is convertible into a number of variable common shares, the conversion feature accounted for under ASC Topic 815-15 “Embedded Derivative.”  The derivative component of the obligation was initially valued at $90,000 (the fair value cannot initially exceed the amount of the advances) and classified under derivative liabilities with an offset to discounts on convertible debt. Discounts along with loan fees are being amortized to interest expense over the respective one year term of each advance. In determining the indicated values, the Company used the Black Scholes Option Model with a risk-free interest rates ranging from .09% to 0.13%, volatility ranging from 193.86% to 235.25%, and trading prices ranging from $.03 to $0.05 per share and conversion prices ranging from $0.012 to $0.016 per share.

Amortization of the discounts for the three months and nine month ended September 30, 2013 totaled $20,003 and $22,376, respectively, which were charged to interest expense. The balance of the convertible note at September 30, 2013, including fees, net of the discounts amounted to $31,580.

c.             On July 16, 2013, the Company borrowed $20,000 through the issuance of a convertible note to an unrelated third party.  Under the terms of the note, the loan is assessed interest at a rate of 8% per annum and matures on April 16, 2014 when principal and accrued interest becomes fully due and payable. The terms of the loan includes a loan fee of $1,500, which is being amortized and charged to operations over the term of the loan. The terms of the note does not permit any prepayments.  Commencing on January 12, 2014, the note holder has the right to convert the outstanding balance including principal and accrued interest into the Company’s common shares at a conversion price equal to 50% of the lowest market price for the 10 day trading period prior to the date that is one day prior to date that the conversion notice is sent to the Company. The Company plans to account for the conversion feature on effective date under ASC Topic 815-15 “Embedded Derivative.”

Accrued interest and amortization of the loan fee charged to operations for the three months and nine month ended September 30, 2013 totaled $583. The balance of the convertible note at September 30, 2013, including fees, net of the discounts amounted to $20,583.

On August 28, 2013, the Company borrowed $20,000 from the same lender as discussed above through the issuance of a convertible note. Under the terms of the note, the loan is assessed interest at a rate of 8% per annum and matures on May 28, 2014 when principal and accrued interest becomes fully due and payable. The terms of the loan includes a loan fee of $1,500, which is being amortized and charged to operations over the term of the loan. The terms of the note does not permit any prepayments.  Commencing on February 24, 2014, the note holder has the right to convert the outstanding balance including principal and accrued interest into the Company’s common shares at a conversion price equal to 50% of the lowest market price for the 10 day trading period prior to the date that is one day prior to date that the conversion notice is sent to the Company. The Company plans to account for the conversion feature on its effective date under ASC Topic 815-15 “Embedded Derivative.”

Accrued interest and amortization of the loan fee charged to operations for the three months and nine month ended September 30, 2013 totaled $336. The balance of the convertible note at September 30, 2013, including fees, net of the discounts amounted to $20,337.

d.             On July 17, 2013, the Company borrowed $28,500 through the issuance of a convertible note to an unrelated third party.  Under the terms of the note, the loan is assessed interest at a rate of 12% per annum and matures on July 31, 2014 when principal and accrued interest becomes fully due and payable. The terms of the loan includes a loan fee of $1,500, which is being amortized and charged to operations over the term of the loan. The terms of the note does not permit any prepayments without penalty.  Commencing on January 13, 2014, the note holder has the right to convert the outstanding balance including principal and accrued interest into the Company’s common shares at a conversion price equal to 50% of the market price equal to the average of the three lowest trading prices during the 30 day trading period prior to the date of conversion. The Company plans to account for the conversion feature on effective date under ASC Topic 815-15 “Embedded Derivative.”

Accrued interest and amortization of the loan fee charged to operations for the three months and nine month ended September 30, 2013 totaled $1,091. The balance of the convertible note at September 30, 2013, including fees, net of the discounts amounted to $29,590.

e.             On July 26, 2013, the Company borrowed $20,000 through the issuance of a convertible note to an unrelated third party.  Under the terms of the note, the loan is non-interest bearing and matures on January 26, 2014. The note holder has the right to convert the outstanding balance into the Company’s common shares at a conversion price equal to 50% of the average of the three lowest trading prices during the 10 day trading period prior to the date of conversion. The Company plans to account for the conversion feature on effective date under ASC Topic 815-15 “Embedded Derivative.”

The Company accounted for the financing under ASC Topic 470-20 “Debt with Conversion and Other Options.” The proceeds of the financing are required to be bifurcated based upon the fair value of the convertible note using a relative fair value approach based upon the total amount of the $20,000. As the outstanding balance of the note is convertible into a number of variable common shares, the conversion feature accounted for under ASC Topic 815-15 “Embedded Derivative.”  The derivative component of the obligation was initially valued at $20,000 and classified under derivative liabilities with an offset to discounts on convertible debt. The discount is being amortized to interest expense over the respective six month term of the loan. In determining the indicated values, the Company used the Black Scholes Option Model with a risk-free interest rates of .07% volatility of 181.75%, and trading prices of $.04.

Amortization of the discount for the three months and nine months ended September 30, 2013 totaled $6,778, which was charged to interest expense. The balance of the convertible note at September 30, 2013 net of the discount was $6,777.

f.             On August 16, 2013, the Company borrowed $10,000 through the issuance of a convertible note to an unrelated third party.  Under the terms of the note, the loan is assessed interest at a rate of 15% per annum and matures on June 13, 2014 when principal and accrued interest becomes fully due and payable. The terms of the note permit prepayments with penalties.  Commencing on February 12, 2014, the note holder has the right to convert the outstanding balance including principal and accrued interest into the Company’s common shares at a conversion price equal to 50% of the lowest market price for the 20 day trading period prior to the date of conversion. The Company plans to account for the conversion feature on effective date under ASC Topic 815-15 “Embedded Derivative.”

                Accrued interest charged to operations for the three months and nine month ended September 30, 2013 totaled $185. The balance of the convertible note at September 30, 2013, including fees, net of the discounts amounted to $10,185.

g.             On September 11, 2013, the Company borrowed $65,000 through the issuance of a convertible note to an unrelated third party.  Under the terms of the note, the loan is assessed interest at a rate of 8% per annum and matures on June 13, 2014 when principal and accrued interest becomes fully due and payable. The terms of the loan includes a loan fee of $3,000, which is being amortized and charged to operations over the term of the loan. The terms of the note does not permit any prepayments. Commencing on March 10, 2013, the note holder has the right to convert the outstanding balance including principal and accrued interest into the Company’s common shares at a conversion price equal to 58% of the market price equal to the average of the three lowest trading prices during the 10 day trading period prior to the date of conversion. The Company plans to account for the conversion feature on effective date under ASC Topic 815-15 “Embedded Derivative.”

Accrued interest and amortization of the loan fee charged to operations for the three months and nine month ended September 30, 2013 totaled $490. The balance of the convertible note at September 30, 2013, including fees, net of the discounts amounted to $65,490.

A recap of the balance of outstanding convertible debt at September 30, 2013 is as follows:

Principal balance	$377,200
Accrued interest	16,245
Less discounts and
Fees, net of accumulated
amortization	(129,909)
$263,536

                The Company valued the derivative liabilities at September 30, 2013 at $375,184 and recognized a change in the fair value of derivative liabilities for the three months and nine months ended September 30, 2013 of $118,617 and $238,296, respectively which was charged to operations.  In determining the indicated values at September 30, 2013, the Company used the Black Scholes Option Model with risk-free interest rates ranging from .01% to .04%, volatility ranging from 233.88% to 273.61%, a trading price of $0.03 per share and a conversion price ranging from $0.01 to $0.0224 per share.